Financial Instruments - Summary of Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 15,070	$ 52,535
Loans and borrowings		6,504
Lease obligation	9,396	3,243
Total contractual obligations	24,466	62,282
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	15,070	47,535
Loans and borrowings		6,504
Lease obligation	1,489	933
Total contractual obligations	16,559	54,972
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables		5,000
Lease obligation	1,342	533
Total contractual obligations	1,342	5,533
2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	747	371
Total contractual obligations	747	371
2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	522	131
Total contractual obligations	522	131
2030
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	506	131
Total contractual obligations	506	131
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	4,790	1,144
Total contractual obligations	$ 4,790	$ 1,144